MERIDIAN FUND, INC.
			Registration Nos. 2-90949; 811-4014

			    CERTIFICATE PURSUANT TO
			     17 C.F.R.  230.497(j)


	The undersigned hereby certifies on behalf of Meridian Fund, Inc. (the "Company") that the form of Prospectus and Statement of Additional Information for the Meridian Fund and the Meridian Value Fund of the Company that would have been filed pursuant to 17 C.F.R. 230.497(j) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on October 28, 2003.

	IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 30th day of October, 2003.


Witness:                          MERIDIAN FUND, INC.

By:    /s/ Robert Ficarro           By:    /s/ Gregg Keeling
Name:  Robert Ficarro               Name:  Gregg Keeling
Title: Assistant Secretary          Title: Secretary